CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Long-term portion of ore in stockpiles and ore on leach pads	$ 485.2	$ 558.4
Long-term receivables	83.0	75.5
Advances to suppliers	72.6	46.6
Investment in joint venture - Puren	49.6	13.7
Other	18.5	18.9
Total other long-term assets	$ 708.9	$ 713.1